Angel Oak Mortgage Trust I, LLC 2018-4 ABS-15G

Exhibit 99.15

Angel Oak Mortgage Trust I, LLC 2018-4

Mortgage-Backed Certificates, Series 2018-4

Sample Mortgage Loan Agreed-Upon Procedures

Report To:

Angel Oak Real Estate Investment Trust I

Angel Oak Mortgage Trust I, LLC

1 November 2018

Ernst & Young LLP	Tel: +1 212 773 3000
5 Times Square	Fax: +1 212 773 6350
New York, NY 10036	ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Angel Oak Real Estate Investment Trust I

Angel Oak Mortgage Trust I, LLC

One Buckhead Plaza

3060 Peachtree Road NW Suite 500

Atlanta, Georgia 30305

Re:	Angel Oak Mortgage Trust I, LLC 2018-4 (the “Trust”)
Mortgage-Backed Certificates, Series 2018-4 (the “Certificates”)
Sample Mortgage Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by Angel Oak Real Estate Investment Trust I (the “Sponsor”), Angel Oak Mortgage Trust I, LLC (the “Depositor”), Nomura Securities International, Inc. (“Nomura”), Deutsche Bank Securities Inc. (“Deutsche Bank Securities”) and Goldman Sachs & Co. LLC (“Goldman Sachs,” together with the Sponsor, Depositor, Nomura and Deutsche Bank Securities, the “Specified Parties”) solely to assist the Depositor with respect to certain information relating to a pool of fixed and adjustable rate mortgage loans primarily secured by first liens on one-to-four family residential properties (the “Mortgage Loans”) relating to the Trust’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:

i.	Labeled “AOMT 2018-4 pool.xlsx” (the “Loan Listing Data File”) that the Sponsor, on behalf of the Depositor, indicated contains a list of identification numbers (each, a “Loan Number”) corresponding to certain mortgage loans (the “Base Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans,

ii.	Labeled “ASF Tape 2018-4 10.18.18.xlsx” and the corresponding record layout and decode information (the “Base Preliminary Data File”) that the Sponsor, on behalf of the Depositor, indicated contains information as of 1 October 2018 (the “Cut-off Date”) relating to certain mortgage loans (the “Preliminary Mortgage Loans”) that are expected to be representative of the Mortgage Loans and

a. (continued)

iii.	Labeled “AOMT 2018-4 mapping file.xlsx” (the “Loan Number Mapping File”) that the Sponsor, on behalf of the Depositor, indicated contains a list of identification numbers (the “Angel Oak Loan Numbers”) corresponding to the Loan Numbers of the Base Preliminary Mortgage Loans, as shown on the Loan Listing Data File,

b.	Imaged copies of the:

i.	Promissory note and planned unit development rider (collectively and as applicable, the “Note”),

ii.	Loan application (the “Application”),

iii.	Credit risk summary and exception approval (collectively, the ”Credit Risk Summary”),

iv.	Credit report (the “Credit Report”),

v.	Underwriting summary (the “Underwriting Summary”),

vi.	Appraisal report (the “Appraisal”) and

vii.	Settlement statement or closing disclosure (collectively and as applicable, the “Settlement Statement,” together with the Note, Application, Credit Risk Summary, Credit Report, Underwriting Summary and Appraisal, the “Source Documents”)

that the Sponsor, on behalf of the Depositor, indicated relate to the Sample Mortgage Loans (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures described in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Loan Listing Data File, Base Preliminary Data File, Loan Number Mapping File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and calculation methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Preliminary Data File. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Loan Listing Data File, Base Preliminary Data File, Loan Number Mapping File, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to (a) the existence of the Base Preliminary Mortgage Loans, Preliminary Mortgage Loans or Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.	The value of the collateral securing the Mortgage Loans,

iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or

iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

1 November 2018

Attachment A

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 583 Base Preliminary Mortgage Loans from the Loan Listing Data File (the “Sample Mortgage Loans”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Mortgage Loans or the methodology they instructed us to use to select the Sample Mortgage Loans from the Loan Listing Data File.

2.	For each mortgage loan on the Loan Listing Data File and Base Preliminary Data File, we compared the Loan Number, as shown on the Loan Listing Data File, to the corresponding Loan Number, as shown on the Base Preliminary Data File, and noted that:

a.	All of the Preliminary Mortgage Loans included on the Base Preliminary Data File were included on the Loan Listing Data File,

b.	One of the Base Preliminary Mortgage Loans included on the Loan Listing Data File was not included on the Base Preliminary Data File (the “Removed Base Preliminary Mortgage Loan”) and

The Removed Base Preliminary Mortgage Loan was not a Sample Mortgage Loan.

3.	As instructed by the Sponsor, on behalf of the Depositor, we appended the information for each Preliminary Mortgage Loan on the Base Preliminary Data File with the corresponding Angel Oak Loan Number, as applicable, on the Loan Number Mapping File.

The Base Preliminary Data File, as adjusted, is hereinafter referred to as the “Preliminary Data File.”

4.	For each Sample Mortgage Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the information, instructions, qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Loan Number	Loan Number	Note	i.

Original principal balance	Original Loan Amount	Note

Original interest rate	Original Interest Rate	Note

First payment date	First Payment Date of Loan	Note

Property state	State	Note

Property zip code	Zip	Note or Appraisal	ii.

Original term	Original Term to Maturity	(a) Note or (b) Note and recalculation	iii.

Original interest only term	Original Interest Only Term	Note

Index description	Index Type	Note	iv.

Gross margin	Gross Margin	Note	iv.

Initial fixed rate period	Initial Fixed Rate Period	(a) Note or (b) Note and recalculation	iv., v.

Subsequent interest rate reset period	Subsequent Interest Rate Reset Period	Note	iv.

Initial interest rate cap change up	Initial Interest Rate Cap Change Up	Note and recalculation	iv., vi.

Initial interest rate cap change down	Initial Interest Rate Cap Change Down	Note and recalculation	iv., vii.

Exhibit 1 to Attachment A

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Subsequent interest rate change up	Subsequent Interest Rate Change Up	Note	iv.

Subsequent interest rate change down	Subsequent Interest Rate Change Down	Note	iv.

Minimum interest rate	Lifetime Maximum Rate Floor	Note or Settlement Statement	iv., viii., ix.

Maximum interest rate	Lifetime Maximum Rate Ceiling	Note or Settlement Statement	iv., viii.

Occupancy status	Occupancy	Application

Property type	Property Type	Appraisal or Underwriting Summary	x., xi.

Appraisal value	Original Appraised Property Value	(a) Appraisal, (b) Underwriting Summary or (c) Appraisal and recalculation	x., xii.

Sale price (if applicable)	Sales Price	Settlement Statement

Loan purpose	Loan Purpose	(a) Application and Settlement Statement, (b) Settlement Statement and Credit Risk Summary or (c) Recalculation	xiii.

Original loan-to-value ratio	Original LTV	Recalculation	xiv.

Notes:

i.	For identification purposes only.

Exhibit 1 to Attachment A

Notes: (continued)

ii.	For the purpose of comparing the property zip code Sample Characteristic for each Sample Mortgage Loan (except for the Sample Mortgage Loan with Angel Oak Loan Number 204415712), the Sponsor, on behalf of the Depositor, instructed us to compare only the first five left-most digits of the property zip code, as shown on the Preliminary Data File, to the corresponding information on the Note.

For the purpose of comparing the property zip code Sample Characteristic for the Sample Mortgage Loan with Angel Oak Loan Number 204415712, the Sponsor, on behalf of the Depositor, instructed us to compare only the first five left-most digits of the property zip code, as shown on the Preliminary Data File, to the corresponding information on the Appraisal.

iii.	For the purpose of comparing the original term Sample Characteristic for each Sample Mortgage Loan that does not have the original term specifically stated on the Note, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original term as the sum of:

(a)	The difference in months between the maturity date and first payment date, both as shown on the Note, and

(b)	1.

iv.	For the purpose of comparing the indicated Sample Characteristics (collectively, the “ARM Sample Characteristics”) for each Sample Mortgage Loan with a gross margin value greater than “0.000(%),” as shown on the Note (each, an “ARM Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to use the indicated Source Document(s) (and in accordance with notes v., vi., vii., viii. and ix., as applicable).

The Sponsor, on behalf of the Depositor, instructed us not to perform any procedures with respect to the ARM Sample Characteristics for any Sample Mortgage Loan that is not an ARM Sample Mortgage Loan (each, a “FRM Sample Mortgage Loan”).

v.	For the purpose of comparing the initial fixed rate period Sample Characteristic for each ARM Sample Mortgage Loan that does not have the initial fixed rate period specifically stated on the Note, the Sponsor, on behalf of the Depositor, instructed us to recalculate the initial fixed rate period as the sum of:

(a)	The difference in months between the first rate change date and first payment date, both as shown on the Note, and

(b)	1.

Exhibit 1 to Attachment A

Notes: (continued)

vi.	For the purpose of comparing the initial interest rate cap change up Sample Characteristic for each ARM Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the initial interest rate cap change up as the difference between the:

(a)	Initial rate adjustment maximum interest rate and

(b)	Original interest rate,

both as shown on the Note.

vii.	For the purpose of comparing the initial interest rate cap change down Sample Characteristic for each ARM Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the initial interest rate cap change down as the maximum of:

(a)	The difference between the:

(1)	Original interest rate and

(2)	Initial rate adjustment minimum interest rate,

both as shown on the Note, and

(b)	0.000(%).

viii.	For the purpose of comparing the indicated Sample Characteristics for each ARM Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, provided the Note and Settlement Statement as Source Documents. The Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information on at least one such Source Document (in accordance with note ix., as applicable). We performed no procedures to reconcile any differences that may exist between various Source Documents for the minimum interest rate or maximum interest rate Sample Characteristics.

ix.	For the purpose of comparing the minimum interest rate Sample Characteristic for each ARM Sample Mortgage Loan that does not have the minimum interest rate specifically stated on the Note or Settlement Statement (in accordance with note viii., as applicable), the Sponsor, on behalf of the Depositor, instructed us to use the gross margin, as shown on the Note, as the minimum interest rate.

x.	For the purpose of comparing the indicated Sample Characteristics for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, provided one or more Appraisals. For the purpose of comparing the indicated Sample Characteristics for each Sample Mortgage Loan (except for the Sample Mortgage Loans with Angel Oak Loan Numbers 204179249 and 204477341) that has more than one Appraisal, the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal with the lowest appraisal value and most recent date as the Source Document (and in accordance with note xii., as applicable).

For the purpose of comparing the indicated Sample Characteristics for the Sample Mortgage Loan with Angel Oak Loan Number 204179249, the Sponsor, on behalf of the Depositor, instructed us to use the Appraisal with the highest appraisal value.

Exhibit 1 to Attachment A

Notes: (continued)

x. (continued)

For the purpose of comparing the indicated Sample Characteristics for the Sample Mortgage Loan with Angel Oak Loan Number 204477341, the Sponsor, on behalf of the Depositor, instructed us to use the Underwriting Summary as the Source Document.

xi.	With respect to certain Sample Mortgage Loans, the corresponding Appraisal contains conflicting information relating to the property type. For these Sample Mortgage Loans, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File for the Sample Mortgage Loan agreed with any of the information on the Appraisal (in accordance with note x., as applicable). We performed no procedures to reconcile any conflicting information which exists on the Appraisal for the property type Sample Characteristic.

xii.	For the purpose of comparing the appraisal value Sample Characteristic for the Sample Mortgage Loan with Angel Oak Loan Number 204475966, the Sponsor, on behalf of the Depositor, instructed us to use the minimum of the:

(a)	Listed price and

(b)	Appraisal value,

both as shown in the Appraisal (in accordance with note x., as applicable).

xiii.	For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan with a loan purpose of “First Time Home Purchase” or “Other-than-first-time Home Purchase,” as shown on the Preliminary Data File (each, a “Purchase Sample Mortgage Loan”) (except for the Purchase Sample Mortgage Loan with Angel Oak Loan Number 204350684), the Sponsor, on behalf of the Depositor, instructed us to use the Application and Settlement Statement as the Source Documents.

For the purpose of comparing the loan purpose Sample Characteristic for the Purchase Sample Mortgage Loan with Angel Oak Loan Number 204350684, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a loan purpose of “Other-than-first-time Home Purchase” if:

(a)	The sale price (if applicable) is greater than $0.00, as shown on the Settlement Statement, and

(b)	The borrower had a foreclosure event, as shown on the Credit Risk Summary.

Exhibit 1 to Attachment A

Notes: (continued)

xiii. (continued)

For each Sample Mortgage Loan that is not a Purchase Sample Mortgage Loan (each, a “Refinanced Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to calculate the “Amount to Borrower” as the difference between:

(a)	The original principal balance, as shown on the Note, and

(b)	The sum of:

(1)	The unpaid principal balance of the previous first mortgage loan that is being refinanced, as shown on the Settlement Statement,

(2)	If any secondary financing relating to the subject property is an installment loan, as shown on the Credit Report, the unpaid principal balance of the secondary financing relating to the subject property that is being repaid with the proceeds of the Refinanced Sample Mortgage Loan, as shown on the Settlement Statement, and

(3)	Settlement charges relating to the Refinanced Sample Mortgage Loan, as shown on the Settlement Statement.

For the purpose of comparing the loan purpose Sample Characteristic for each Refinanced Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a loan purpose of:

(a)	“Rate/Term Refinance” if the Amount to Borrower is less than or equal to the greater of (i) $2,000 and (ii) 2% of the original principal balance, as shown on the Note, or

(b)	“Cash-Out Refinance” if the Amount to Borrower is greater than the greater of (i) $2,000 and (ii) 2% of the original principal balance, as shown on the Note.

Exhibit 1 to Attachment A

Notes: (continued)

xiv.	For the purpose of comparing the original loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original loan-to-value ratio by:

(a)	Dividing:

(1)	The sum of the:

(i)	Senior loan amount, as shown on the Preliminary Data File, and

(ii)	Original principal balance, as shown on the Note, by

(2)	Either:

(i)	In the case of a Purchase Sample Mortgage Loan (except for the Purchase Sample Mortgage Loans with Angel Oak Loan Numbers 203157526, 203973392, 204460388 and 204479243), the lesser of (A) the appraisal value, as shown on the Appraisal (in accordance with note x., as applicable), and (B) sale price (if applicable), as shown on the Settlement Statement, or

(ii)	In the case of a Refinanced Sample Mortgage Loan and the Purchase Sample Mortgage Loans with Angel Oak Loan Numbers 203157526, 203973392, 204460388 and 204479243, the appraisal value, as shown on the Appraisal (in accordance with notes x. and xii., as applicable),

(b)	Multiplying the value calculated in (a) above by 100 and

(c)	Rounding the value calculated in (b) above to the third decimal place (xx.xxx).

We performed no procedures to determine the accuracy, completeness or reasonableness of the information, instructions, qualifications, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

100010076	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

100010112	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

100010150	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

100010152	Initial interest rate cap change down	2.750	2.500

100010191	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

100010221	Property type	PUD	Townhouse

100010227	Original Interest rate	8.374	8.750
	Maximum interest rate	13.374	13.750

100010232	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

202688581	Property type	Single Family Detached (non-PUD)	PUD

202791571	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

203070798	Original loan-to-value ratio	[Redacted]	[Redacted]

203080224	Property type	Single Family Detached (non-PUD)	PUD

203355930	Original loan-to-value ratio	[Redacted]	[Redacted]

203416081	Original loan-to-value ratio	[Redacted]	[Redacted]

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

203546562	Original loan-to-value ratio	[Redacted]	[Redacted]

203550607	Original loan-to-value ratio	[Redacted]	[Redacted]

203634665	Original loan-to-value ratio	[Redacted]	[Redacted]

203634701	Property type	Single Family Detached (non-PUD)	PUD

204097590	Original loan-to-value ratio	[Redacted]	[Redacted]

204097620	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204097657	Original loan-to-value ratio	[Redacted]	[Redacted]

204142628	Initial interest rate cap change down	2.000	2.125

204145576	Original loan-to-value ratio	[Redacted]	[Redacted]

204145905	Original loan-to-value ratio	[Redacted]	[Redacted]

204145909	Property type	Single Family Detached (non-PUD)	PUD

204179138	Property type	Single Family Detached (non-PUD)	PUD

204179153	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204179160	Property type	Single Family Detached (non-PUD)	PUD

204179171	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204179190	Property type	Single Family Detached (non-PUD)	PUD

204179203	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

204179249	Gross margin	5.000	4.000
	Minimum Interest rate	5.000	4.000

204179250	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204183434	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204223991	Original loan-to-value ratio	[Redacted]	[Redacted]

204223995	Property type	Single Family Detached (non-PUD)	PUD

204224715	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204224751	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204224756	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204224762	Original loan-to-value ratio	[Redacted]	[Redacted]

204224774	Property type	Single Family Detached (non-PUD)	PUD

204224775	Loan purpose	Cash-Out Refinance	Rate/Term Refinance

204224777	Property type	Single Family Detached (non-PUD)	PUD

204240976	Appraisal value	[Redacted]	[Redacted]
	Original loan-to-value ratio	[Redacted]	[Redacted]

204240978	First payment date	[Redacted]	[Redacted]
	Original loan-to-value ratio	[Redacted]	[Redacted]

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

204270906	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204278539	Appraisal value	[Redacted]	[Redacted]

204278541	Property type	Single Family Detached (non-PUD)	PUD

204278546	Property type	Single Family Detached (non-PUD)	PUD

204278553	Property type	Single Family Detached (non-PUD)	PUD

204278564	Original loan-to-value ratio	[Redacted]	[Redacted]

204278579	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

204278581	Property type	Single Family Detached (non-PUD)	PUD

204278588	Property type	1 Family Attached	PUD

204278594	Property type	Single Family Detached (non-PUD)	PUD
	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

204278601	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204278603	Initial interest rate cap change down	2.000	2.500
	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204278604	Property type	Single Family Detached (non-PUD)	PUD
	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

204278605	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

204278606	Original loan-to-value ratio	[Redacted]	[Redacted]

204278613	Original loan-to-value ratio	[Redacted]	[Redacted]

204278616	Original loan-to-value ratio	[Redacted]	[Redacted]

204278617	Original loan-to-value ratio	[Redacted]	[Redacted]

204282064	Property type	Single Family Detached (non-PUD)	PUD

204282065	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204329517	Property type	Single Family Detached (non-PUD)	PUD

204350648	Property type	Single Family Detached (non-PUD)	PUD
	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

204350649	Original loan-to-value ratio	[Redacted]	[Redacted]

204350666	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204350671	Property type	Single Family Detached (non-PUD)	PUD

204350673	Property type	Single Family Detached (non-PUD)	PUD

204350675	Property type	Single Family Detached (non-PUD)	PUD

204350676	Original loan-to-value ratio	[Redacted]	[Redacted]

204350682	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

204350687	Original loan-to-value ratio	[Redacted]	[Redacted]

204350688	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

204350692	Original loan-to-value ratio	[Redacted]	[Redacted]

204350695	Original loan-to-value ratio	[Redacted]	[Redacted]

204350698	Property type	Single Family Detached (non-PUD)	PUD

204350701	Property type	1 Family Attached	PUD

204350703	Original loan-to-value ratio	[Redacted]	[Redacted]

204350705	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

204350706	Property type	Single Family Detached (non-PUD)	PUD

204350707	Property type	Single Family Detached (non-PUD)	PUD
	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

204350709	Property type	Single Family Detached (non-PUD)	PUD

204350711	Property type	Single Family Detached (non-PUD)	PUD

204350715	Property type	Single Family Detached (non-PUD)	PUD

204350717	Property type	Single Family Detached (non-PUD)	PUD

204352104	Property type	Single Family Detached (non-PUD)	PUD

204354016	Property type	Single Family Detached (non-PUD)	PUD

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

204354028	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204354039	Appraisal value	[Redacted]	[Redacted]
	Original loan-to-value ratio	[Redacted]	[Redacted]

204354040	Original loan-to-value ratio	[Redacted]	[Redacted]

204354045	Property type	Single Family Detached (non-PUD)	PUD
	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

204354051	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

204354054	Original loan-to-value ratio	[Redacted]	[Redacted]

204354056	Property type	Single Family Detached (non-PUD)	PUD

204354061	Original loan-to-value ratio	[Redacted]	[Redacted]

204354064	Property type	Single Family Detached (non-PUD)	PUD
	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

204354067	Appraisal value	[Redacted]	[Redacted]
	Original loan-to-value ratio	[Redacted]	[Redacted]

204354070	Property type	Single Family Detached (non-PUD)	PUD

204354079	Appraisal value	[Redacted]	[Redacted]
	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

204361359	Initial interest rate cap change down	2.000	5.000

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

204364185	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204364188	Original loan-to-value ratio	[Redacted]	[Redacted]

204364190	Original loan-to-value ratio	[Redacted]	[Redacted]

204383413	Original loan-to-value ratio	[Redacted]	[Redacted]

204383420	Original loan-to-value ratio	[Redacted]	[Redacted]

204383422	Original loan-to-value ratio	[Redacted]	[Redacted]

204383425	Original loan-to-value ratio	[Redacted]	[Redacted]

204383430	Property type	1 Family Attached	Single Family Detached (non-PUD)
	Original loan-to-value ratio	[Redacted]	[Redacted]

204383431	Original loan-to-value ratio	[Redacted]	[Redacted]

204383432	Original loan-to-value ratio	[Redacted]	[Redacted]

204383449	Original loan-to-value ratio	[Redacted]	[Redacted]

204383458	Original loan-to-value ratio	[Redacted]	[Redacted]

204383466	Original loan-to-value ratio	[Redacted]	[Redacted]

204415692	Property type	Single Family Detached (non-PUD)	PUD
	Appraisal value	[Redacted]	[Redacted]

204415701	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204415703	Property type	Single Family Detached (non-PUD)	PUD
	Appraisal value	[Redacted]	[Redacted]

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

204415711	Property type	Single Family Detached (non-PUD)	PUD

204415713	Original loan-to-value ratio	[Redacted]	[Redacted]

204415716	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204415732	Original loan-to-value ratio	[Redacted]	[Redacted]

204415742	Appraisal value	[Redacted]	[Redacted]

204415743	Original loan-to-value ratio	[Redacted]	[Redacted]

204415744	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204424109	Original loan-to-value ratio	[Redacted]	[Redacted]

204424112	Original loan-to-value ratio	[Redacted]	[Redacted]

204424114	Property type	Single Family Detached (non-PUD)	PUD

204426835	Property type	Single Family Detached (non-PUD)	PUD
	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase
	Original loan-to-value ratio	[Redacted]	[Redacted]

204426840	Property type	Single Family Detached (non-PUD)	PUD

204426844	Property type	Single Family Detached (non-PUD)	PUD

204426849	Property type	Single Family Detached (non-PUD)	PUD

204426850	Original loan-to-value ratio	[Redacted]	[Redacted]

204426860	Property type	Condo, Low Rise (4 or fewer stories)	Townhouse

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

204426865	Original loan-to-value ratio	[Redacted]	[Redacted]

204426872	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204451604	Property type	1 Family Attached	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204451609	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

204451612	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204451615	Initial interest rate cap change down	0.750	2.000
	Property type	Single Family Detached (non-PUD)	PUD

204451624	Property type	Single Family Detached (non-PUD)	PUD

204451636	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

204451639	Property type	Single Family Detached (non-PUD)	PUD

204451643	Property type	Single Family Detached (non-PUD)	PUD

204451741	Original loan-to-value ratio	[Redacted]	[Redacted]

204451748	Property type	PUD	Single Family Detached (non-PUD)
	Original loan-to-value ratio	[Redacted]	[Redacted]

204451757	Original loan-to-value ratio	[Redacted]	[Redacted]

204451759	Original loan-to-value ratio	[Redacted]	[Redacted]

204456865	Original loan-to-value ratio	[Redacted]	[Redacted]

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

204456871	Property type	Single Family Detached (non-PUD)	PUD

204458250	Original loan-to-value ratio	[Redacted]	[Redacted]

204458253	Property type	Single Family Detached (non-PUD)	dPUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204458257	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204458262	Property type	Single Family Detached (non-PUD)	PUD

204458265	Appraisal value	[Redacted]	[Redacted]

204458271	Property type	Single Family Detached (non-PUD)	PUD

204458272	Property type	Single Family Detached (non-PUD)	PUD

204458280	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204458286	Property type	1 Family Attached	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204458287	Property type	Single Family Detached (non-PUD)	PUD

204460371	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204460382	Property type	Single Family Detached (non-PUD)	PUD

204460388	Property type	Single Family Detached (non-PUD)	PUD

204460389	Original loan-to-value ratio	[Redacted]	[Redacted]

204460390	Property type	Single Family Detached (non-PUD)	PUD

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

204460394	Property type	1 Family Attached	PUD

204471193	Loan purpose	First Time Home Purchase	Other-than-first-time Home Purchase

204471194	Property type	Single Family Detached (non-PUD)	PUD

204471196	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204471199	Property type	Single Family Detached (non-PUD)	PUD

204471203	Property type	Single Family Detached (non-PUD)	PUD

204471204	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

204471211	Original loan-to-value ratio	[Redacted]	[Redacted]

204471220	Property type	Single Family Detached (non-PUD)	PUD

204471229	Property type	Single Family Detached (non-PUD)	PUD

204471234	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204475960	Property type	Single Family Detached (non-PUD)	PUD

204475961	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204475964	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

204475967	Property type	Single Family Detached (non-PUD)	PUD

204475969	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

204475973	Property type	Townhouse	Condo, Low Rise (4 or fewer stories)
	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

204475980	Original loan-to-value ratio	[Redacted]	[Redacted]

204475985	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204477333	Original loan-to-value ratio	[Redacted]	[Redacted]

204477336	Original loan-to-value ratio	[Redacted]	[Redacted]

204477339	Original loan-to-value ratio	[Redacted]	[Redacted]

204477341	Original loan-to-value ratio	[Redacted]	[Redacted]

204478098	Original loan-to-value ratio	[Redacted]	[Redacted]

204478263	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204478268	Gross margin	5.000	4.000
	Original loan-to-value ratio	[Redacted]	[Redacted]

204479134	Property type	Single Family Detached (non-PUD)	PUD

204479136	Original loan-to-value ratio	[Redacted]	[Redacted]

204479137	Property type	Single Family Detached (non-PUD)	PUD

204479150	Property type	Single Family Detached (non-PUD)	dPUD

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

204479152	Property type	Single Family Detached (non-PUD)	PUD

204479153	Property type	1 Family Attached	PUD

204479158	Property type	Single Family Detached (non-PUD)	PUD

204479164	Original loan-to-value ratio	[Redacted]	[Redacted]

204479167	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

204479170	Property type	Single Family Detached (non-PUD)	PUD

204479175	First payment date	[Redacted]	[Redacted]
	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204479178	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204479179	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

204479182	Original loan-to-value ratio	[Redacted]	[Redacted]

204479193	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204479194	Property type	Single Family Detached (non-PUD)	PUD
	Loan purpose	Rate/Term Refinance	Cash-Out Refinance
	Original loan-to-value ratio	[Redacted]	[Redacted]

204479199	Original loan-to-value ratio	[Redacted]	[Redacted]

204479201	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

204479202	Property type	Single Family Detached (non-PUD)	PUD
	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

204479203	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204479205	Original loan-to-value ratio	[Redacted]	[Redacted]

204479216	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204479223	Property type	Single Family Detached (non-PUD)	PUD

204479226	Property type	Single Family Detached (non-PUD)	PUD

204479236	Appraisal value	[Redacted]	[Redacted]

204479238	Property type	Single Family Detached (non-PUD)	PUD

204479240	Property type	Single Family Detached (non-PUD)	PUD

204479250	Property type	Single Family Detached (non-PUD)	PUD

204479251	Original loan-to-value ratio	[Redacted]	[Redacted]

204479259	Property type	Single Family Detached (non-PUD)	PUD

204482162	Original loan-to-value ratio	[Redacted]	[Redacted]

204492622	Original loan-to-value ratio	[Redacted]	[Redacted]

204492632	Original loan-to-value ratio	[Redacted]	[Redacted]

204492645	Property type	Single Family Detached (non-PUD)	PUD

204492654	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

204492660	Original loan-to-value ratio	[Redacted]	[Redacted]

204492664	Property type	Single Family Detached (non-PUD)	PUD

204492665	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204492666	Property type	Single Family Detached (non-PUD)	PUD
	Appraisal value	[Redacted]	[Redacted]

204492667	Property type	Single Family Detached (non-PUD)	PUD

204492670	Appraisal value	[Redacted]	[Redacted]
	Original loan-to-value ratio	[Redacted]	[Redacted]

204492673	Property type	Single Family Detached (non-PUD)	PUD
	Appraisal value	[Redacted]	[Redacted]
	Original loan-to-value ratio	[Redacted]	[Redacted]

204492689	Property type	Single Family Detached (non-PUD)	PUD

204492693	Property type	Single Family Detached (non-PUD)	PUD

204492696	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204492705	Property type	Single Family Detached (non-PUD)	PUD

204492706	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204497414	Original loan-to-value ratio	[Redacted]	[Redacted]

204497416	Original loan-to-value ratio	[Redacted]	[Redacted]

204497424	Appraisal value	[Redacted]	[Redacted]
	Original loan-to-value ratio	[Redacted]	[Redacted]

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

204497428	Original loan-to-value ratio	[Redacted]	[Redacted]

204497432	Original loan-to-value ratio	[Redacted]	[Redacted]

204497433	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204510510	Original loan-to-value ratio	[Redacted]	[Redacted]

204510577	Property type	Single Family Detached (non-PUD)	PUD
	Original loan-to-value ratio	[Redacted]	[Redacted]

204510579	Property type	1 Family Attached	PUD

204510580	Property type	Single Family Detached (non-PUD)	PUD

204510582	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

204510584	Property type	Single Family Detached (non-PUD)	PUD

204510586	First payment date	[Redacted]	[Redacted]

204510592	Original loan-to-value ratio	[Redacted]	[Redacted]

204510598	Property type	Single Family Detached (non-PUD)	PUD

204510607	Original loan-to-value ratio	[Redacted]	[Redacted]

204510612	Property type	Single Family Detached (non-PUD)	PUD

204510619	Property type	Single Family Detached (non-PUD)	PUD

204510622	Property type	Single Family Detached (non-PUD)	PUD

204513159	Property type	PUD	Townhouse

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

204513161	Gross margin	5.000	4.000
	Minimum Interest rate	5.000	4.000

204515739	Original interest only term	120	0

204515761	Property type	Single Family Detached (non-PUD)	PUD

204516127	Original loan-to-value ratio	[Redacted]	[Redacted]

204516134	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase

204548223	Loan purpose	Other-than-first-time Home Purchase	First Time Home Purchase
	Original loan-to-value ratio	[Redacted]	[Redacted]

204571658	Property type	PUD	Townhouse

204592910	Original loan-to-value ratio	[Redacted]	[Redacted]

204592921	Property type	Other	PUD

204592925	Loan purpose	Unavailable	Cash-Out Refinance
	Original loan-to-value ratio	[Redacted]	[Redacted]

204592927	Original loan-to-value ratio	[Redacted]	[Redacted]

204592928	Property type	PUD	Single Family Detached (non-PUD)
	Original loan-to-value ratio	[Redacted]	[Redacted]

204592931	Original loan-to-value ratio	[Redacted]	[Redacted]

204592932	Original loan-to-value ratio	[Redacted]	[Redacted]

204592934	Property type	PUD	Single Family Detached (non-PUD)
	Original loan-to-value ratio	[Redacted]	[Redacted]

Exhibit 2 to Attachment A

Angel Oak Loan Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

204592939	Property type	PUD	Single Family Detached (non-PUD)
	Original loan-to-value ratio	[Redacted]	[Redacted]

204735851	Original loan-to-value ratio	[Redacted]	[Redacted]

204735857	Original loan-to-value ratio	[Redacted]	[Redacted]

204735862	Original loan-to-value ratio	[Redacted]	[Redacted]

204735863	Original loan-to-value ratio	[Redacted]	[Redacted]

204735865	Original loan-to-value ratio	[Redacted]	[Redacted]

204735868	Original loan-to-value ratio	[Redacted]	[Redacted]

204735872	Original loan-to-value ratio	[Redacted]	[Redacted]

204735876	Original loan-to-value ratio	[Redacted]	[Redacted]

204735879	Original loan-to-value ratio	[Redacted]	[Redacted]